Senior Secured Revolving Credit Facility (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	4 Months Ended	9 Months Ended
	Sep. 07, 2011	Dec. 31, 2011	Sep. 30, 2012
Line of Credit Facility [Line Items]
Long-term Line of Credit		$ 42,407	$ 91,090
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Maximum capacity on credit facility	150,000
Term of credit facility	36 months
Debt, fair value		42,400	91,100
Interest rate during period		3.17%	2.70%
Properties collateralized, in properties		59	95
Credit facility, remaining borrowing capacity			18,900
Revolving Credit Facility [Member] | LIBOR [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Spread on variable rate basis	2.15%
Revolving Credit Facility [Member] | LIBOR [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Spread on variable rate basis	2.90%
Revolving Credit Facility [Member] | Option 1 [Member]
Line of Credit Facility [Line Items]
Unused capacity commitment fee percentage threshold	50.00%
Revolving Credit Facility [Member] | Option 2 [Member]
Line of Credit Facility [Line Items]
Unused capacity commitment fee percentage threshold	50.00%
Letter of Credit [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Maximum capacity on credit facility	$ 10,000
RBS Citizens, N.A. [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit, length of extension option	24 years
Above Threshold [Member] | Revolving Credit Facility [Member] | Option 1 [Member]
Line of Credit Facility [Line Items]
Unused capacity commitment fee percentage threshold	0.15%
Below Threshold [Member] | Revolving Credit Facility [Member] | Option 2 [Member]
Line of Credit Facility [Line Items]
Unused capacity commitment fee percentage threshold	0.25%